Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Customer Deposits (Tables) [Abstract]
Deposits By Component Alternative

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing deposits as follows

(Millions)	2012	2011
U.S.:
Interest-bearing	$39,649	$37,271
Non-interest-bearing	10	4
Non-U.S.:
Interest-bearing	135	612
Non-interest-bearing	9	11
Total customer deposits	$39,803	$37,898

Deposits By Type

Customer deposits were aggregated by deposit type offered by the Company as of December 31 as follows:

(Millions)	2012	2011
U.S. retail deposits:
Savings accounts – Direct	$18,713	$14,649
Certificates of deposit:
Direct	725	893
Third-party	8,851	10,781
Sweep accounts – Third-party	11,360	10,948
Other deposits	154	627
Total customer deposits	$39,803	$37,898

Time Deposits By Maturity

The scheduled maturities of certificates of deposit as of December 31, 2012 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2013	$4,958	$1	$4,959
2014	2,613	―	2,613
2015	725	―	725
2016	739	―	739
2017	351	―	351
After 5 years	190	―	190
Total	$9,576	$1	$9,577

Time Deposits $100,000 Or More	As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:
(Millions)	2012	2011
U.S.	$475	$580
Non-U.S.	1	304
Total	$476	$884